As filed with the Securities and Exchange Commission on January 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08234

The Potomac Funds
(Exact name of registrant as specified in charter)

Daniel D. O’Neill
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

646-572-3390
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2005

Date of reporting period: November 30, 2004

Item 1. Schedule of Investments.

U.S./Short Fund
Schedule of Investments (Unaudited)
November 30, 2004

Face Amount		Value
SHORT TERM INVESTMENTS - 45.2%

$1,400,000	Federal Home Loan Bank
	Discount Note, 2.17%
	01/28/2005	$1,395,105

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $1,395,105)	1,395,105

	TOTAL INVESTMENTS - 45.2%
	(Cost $1,395,105)	1,395,105
	Other Assets in Excess of Liabilities - 54.8%	1,690,121
	TOTAL NET ASSETS - 100.0%	$3,085,226

Percentages are stated as a percent of net assets.

U.S./Short Fund
Schedule of Securities Sold Short (Unaudited)
November 30, 2004

Shares		Value

25,500	SPDR Trust Series 1	$3,001,605

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,094,312)	$3,001,605

OTC Plus Fund
Schedule of Investments (Unaudited
November 30, 2004

Shares		Value
COMMON STOCKS - 95.2%
Air Freight & Logistics - 0.8%
909	CH Robinson Worldwide, Inc.	$48,859
1,121	Expeditors International Washington, Inc.	59,704
		108,563
Air Transportation, Scheduled - 0.2%
655	Ryanair Holdings PLC ADR (a)	25,643
Auto Components - 0.2%
869	Gentex Corp.	28,086
Biotechnology - 8.5%
6,358	Amgen, Inc. (a)	381,734
3,964	Biogen Idec, Inc. (a)	232,608
559	Cephalon, Inc. (a)	26,569
2,829	Chiron Corp. (a)	92,141
3,080	Genzyme Corp. (a)	172,511
4,569	Gilead Sciences, Inc. (a)	157,448
533	Invitrogen Corp. (a)	32,246
2,874	Medimmune, Inc. (a)	76,448
3,605	Millennium Pharmaceuticals, Inc. (a)	45,495
		1,217,200
Chemicals - 0.3%
715	Sigma-Aldrich Corp.	42,707
Commercial Services & Supplies - 2.1%
1,911	Apollo Group, Inc. (a)	152,307
1,122	Career Education Corp. (a)	43,646
2,217	Cintas Corp.	99,144
		295,097
Communications Equipment - 12.4%
26,029	Cisco Systems, Inc. (a)	487,003
2,188	Comverse Technology, Inc. (a)	46,539
17,619	JDS Uniphase Corp. (a)	55,852
3,781	Juniper Networks, Inc. (a)	104,091
21,154	QUALCOMM, Inc.	880,429
2,015	Research In Motion Ltd. (a)(b)	179,274
2,556	Tellabs, Inc. (a)	21,854
		1,775,042
Computer Programming Services - 0.2%
4,068	BEA Systems, Inc. (a)	32,870
Computers & Peripherals - 7.5%
5,830	Apple Computer, Inc. (a)	390,901
9,897	Dell, Inc. (a)	401,026
4,030	Network Appliance, Inc. (a)	121,545
1,015	QLogic Corp. (a)	34,906
1,601	SanDisk Corp. (a)	36,151
15,641	Sun Microsystems, Inc. (a)	86,808
		1,071,337
Containers & Packaging - 0.3%
2,680	Smurfit-Stone Container Corp. (a)	48,133
Diversified Telecommunication Services - 0.2%
7,257	Level 3 Communications, Inc. (a)	25,037
Electrical Equipment - 0.3%
2,170	American Power Conversion Corp.	45,874
Electronic Equipment & Instruments - 1.7%
932	CDW Corp.	61,251
6,501	Flextronics International Ltd. (a)(b)	93,289
1,063	Molex, Inc.	29,307
5,994	Sanmina-SCI Corp. (a)	52,927
		236,774
Energy Equipment & Services - 0.3%
1,856	Patterson-UTI Energy, Inc.	37,120
Food & Staples Retailing - 1.3%
2,617	Costco Wholesale Corp.	127,186
658	Whole Foods Market, Inc.	59,727
		186,913
Health Care Equipment & Supplies - 1.5%
3,685	Biomet, Inc.	176,401
833	Dentsply International, Inc.	43,824
		220,225
Health Care Providers & Services - 1.2%
746	Express Scripts, Inc. (a)	53,682
1,026	First Health Group Corp. (a)	18,283
437	Henry Schein, Inc. (a)	28,484
1,038	Lincare Holdings, Inc. (a)	40,056
708	Patterson Cos, Inc. (a)	28,929
		169,434
Hotels Restaurants & Leisure - 2.3%
5,955	Starbucks Corp. (a)	335,028
Internet & Catalog Retail - 6.3%
2,911	Amazon.Com, Inc. (a)	115,509
5,312	eBay, Inc. (a)	597,334
7,767	IAC/InterActiveCorp (a)	191,767
		904,610
Internet Software & Services - 2.4%
2,596	VeriSign, Inc. (a)	85,409
7,047	Yahoo!, Inc. (a)	265,108
		350,517
IT Services - 1.6%
2,632	Fiserv, Inc. (a)	101,358
3,866	Paychex, Inc.	128,197
		229,555
Machinery - 1.1%
2,096	Paccar, Inc.	163,698
Media - 3.3%
10,251	Comcast Corp. (a)	307,940
2,401	EchoStar Communications Corp. (a)	78,729
916	Lamar Advertising Co. (a)	36,127
613	Pixar (a)	55,581
		478,377
Multiline Retail - 1.0%
1,177	Dollar Tree Stores, Inc. (a)	32,756
1,010	Kmart Holding Corp. (a)	103,858
		136,614
Pharmaceuticals - 0.9%
4,832	Teva Pharmaceutical Industries, Ltd. ADR ADR	131,817
Prepackaged Software - 0.5%
2,741	Check Point Software Technologies (a)(b)	65,071
Search, Detection, Navigation, Guidance, Aeronautical, And Nautical - 0.4%
1,081	Garmin Ltd. (b)	62,936
Semiconductor & Semiconductor Equipment - 13.2%
5,634	Altera Corp. (a)	127,779
9,463	Applied Materials, Inc. (a)	157,464
2,611	ATI Technologies, Inc. (a)(b)	50,653
2,575	Broadcom Corp. (a)	83,739
24,204	Intel Corp.	540,959
1,637	Intersil Corp.	26,356
2,564	KLA-Tencor Corp. (a)	115,534
1,491	Lam Research Corp. (a)	38,781
4,429	Linear Technology Corp.	169,011
2,737	Marvell Technology Group Ltd. (a)(b)	87,748
4,903	Maxim Integrated Products, Inc.	200,827
1,844	Microchip Technology, Inc.	51,964
1,568	Novellus Systems, Inc. (a)	42,242
1,940	Nvidia Corp. (a)	37,112
4,961	Xilinx, Inc.	154,883
		1,885,052
Software - 17.2%
2,532	Adobe Systems, Inc.	153,338
2,165	Citrix Systems, Inc. (a)	51,116
2,567	Compuware Corp. (a)	14,812
3,299	Electronic Arts, Inc. (a)	161,321
2,600	Intuit, Inc. (a)	108,784
1,069	Mercury Interactive Corp. (a)	48,757
40,320	Microsoft Corp.	1,080,979
23,231	Oracle Corp. (a)	294,105
5,586	Peoplesoft, Inc. (a)	131,885
6,380	Siebel Systems, Inc. (a)	64,310
3,551	Symantec Corp. (a)	226,589
1,538	Synopsys, Inc. (a)	27,115
4,767	Veritas Software Corp. (a)	104,397
		2,467,508
Specialty Retail - 2.7%
4,355	Bed Bath & Beyond, Inc. (a)	173,886
1,542	Petsmart, Inc.	52,844
1,565	Ross Stores, Inc.	42,099
3,601	Staples, Inc.	114,908
		383,737
Trading Companies & Distributors - 0.3%
782	Fastenal Co.	47,827
Wireless Telecommunication Services - 3.0%
14,958	Nextel Communications, Inc. (a)	425,705

TOTAL COMMON STOCKS (Cost $6,517,573)		$13,634,107

SHORT TERM INVESTMENTS - 0.7%

	Federal Home Loan Bank Discount
$100,000	Note, 2.17%, 01/28/2005	$99,650

TOTAL SHORT TERM INVESTMENTS (Cost $99,650)		$99,650
Total Investments (Cost $6,617,223) - 95.9%		$13,733,757
Other Assets in Excess of Liabilities - 4.1%		592,916
TOTAL NET ASSETS - 100.0%		$14,326,673

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Denominated

OTC Plus Fund
Schedule of Futures Contracts (Unaudited)
November 30, 2004

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

27	NASDAQ 100 Index Futures Contracts
	Expiring December 2004
	(Underlying Face Amount
	at Market Value $4,247,100)	$426,629

Small Cap Plus Fund
Schedule of Investments (Unaudited)
November 30, 2004

Face Amount		Value
SHORT TERM INVESTMENTS - 65.3%

$25,300,000	Federal Home Loan Bank
	Discount Note, 2.17%
	01/28/2005	$25,211,548

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $25,211,548)	25,211,548

INVESTMENT COMPANIES - 18.7%

57,000	iShares Russell 2000 Index Fund	$7,232,160

	TOTAL INVESTMENT
	COMPANIES
	(Cost $6,643,396)	7,232,160

	TOTAL INVESTMENTS - 84.0%
	(Cost $31,854,944)	$32,443,708
	Other Assets in Excess of Liabilities - 16.0%	6,193,213
	TOTAL NET ASSETS - 100.0%	$38,636,921

Percentages are stated as a percent of net assets.

Small Cap Plus Fund
Schedule of Futures Contracts (Unaudited)
November 30, 2004

Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

46	Russell 2000 Index Futures Contracts
Expiring December 2004
(Underlying Face Amount
	at Market Value $14,585,450)	$ 806,043

Small Cap Plus Fund
Schedule of Swap Contracts (Unaudited)
November 30, 2004

		Unrealized
Contracts		Appreciation
SWAPS PURCHASED

41,972	Lehman Russell Index SWAP Contracts
	(Underlying Face Amount
	at Market Value $26,600,524)	$823,414

Small Cap/Short Fund
Schedule of Investments (Unaudited)
November 30, 2004

Face Amount		Value
SHORT TERM INVESTMENTS - 17.1%

$200,000	Federal Home Loan Bank	$199,301
	Discount Note, 2.17%
	01/28/2005

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $199,301)	199,301

	TOTAL INVESTMENTS - 17.1%
	(Cost $199,301)	$199,301
	Other Assets in Excess of Liabilities - 82.9%	964,328
	TOTAL NET ASSETS - 100.0%	$1,163,629

Percentages are stated as a percent of net assets.

Small Cap/Short Fund
Schedule of Short Swap Contracts (Unaudited)
November 30, 2004

		Unrealized
Contracts		Depreciation
SWAP CONTRACTS

2,018	Lehman Russell Index SWAP Contracts
	(Underlying Face Amount
	at Market Value $1,279,109)	$(172,529)

Dow 30 Plus Fund
Schedule of Investments (Unaudited)
November 30, 2004

Shares		Value
COMMON STOCKS - 92.6%
Aerospace & Defense - 12.2%
8,857	Boeing Co.	$474,469
8,857	Honeywell International, Inc.	312,918
8,857	United Technologies Corp.	864,266
		1,651,653
Automobiles - 2.5%
8,857	General Motors Corp.	341,792
Beverages - 2.6%
8,857	The Coca-Cola Co.	348,169
Chemicals - 3.0%
8,857	EI Du Pont de Nemours & Co.	401,399
Computers & Peripherals - 7.5%
8,857	Hewlett-Packard Co.	177,140
8,857	International Business Machines Corp.	834,684
		1,011,824
Consumer Finance - 3.6%
8,857	American Express Co.	493,424
Diversified Financial Services - 5.4%
8,857	Citigroup, Inc.	396,351
8,857	J.P. Morgan Chase & Co.	333,466
		729,817
Diversified Telecommunication Services - 4.4%
8,857	SBC Communications, Inc.	222,931
8,857	Verizon Communications, Inc.	365,174
		588,105
Food & Staples Retailing - 3.4%
8,857	Wal-Mart Stores, Inc.	461,096
Hotels Restaurants & Leisure - 2.0%
8,857	McDonald's Corp.	272,264
Household Products - 3.5%
8,857	Procter & Gamble Co.	473,672
Industrial Conglomerates - 7.5%
8,857	3M Co.	704,929
8,857	General Electric Co.	313,183
		1,018,112
Insurance - 4.2%
8,857	American International Group, Inc.	561,091
Machinery - 6.0%
8,857	Caterpillar, Inc.	810,858
Media - 1.8%
8,857	The Walt Disney Co. (a)	238,076
Metals & Mining - 2.2%
8,857	Alcoa, Inc.	300,961
Oil & Gas - 3.4%
8,857	Exxon Mobil Corp.	453,921
Pharmaceuticals - 7.6%
8,857	Johnson & Johnson	534,254
8,857	Merck & Co., Inc.	248,173
8,857	Pfizer, Inc.	245,959
		1,028,386
Semiconductor & Semiconductor Equipment - 1.5%
8,857	Intel Corp.	197,954
Software - 1.8%
8,857	Microsoft Corp.	237,456
Specialty Retail - 2.7%
8,857	Home Depot, Inc.	369,780
Tobacco - 3.8%
8,857	Altria Group, Inc.	509,189

TOTAL COMMON STOCKS (Cost $9,802,624)		$12,498,999

SHORT TERM INVESTMENTS - 4.4%

	Federal Home Loan Bank
$600,000	Discount Note, 2.17%, 01/28/2005	$597,902

TOTAL SHORT TERM INVESTMENTS (Cost $597,902)		$597,902
Total Investments (Cost $10,400,526) - 97.0%		$13,096,901
Other Assets in Excess of Liabilities - 3.0%		401,235
TOTAL NET ASSETS - 100.0%		$13,498,136

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

Dow 30 Plus Fund
Schedule of Futures Contracts (Unaudited)
November 30, 2004

		Unrealized
Contracts		Appreciation
FUTURES CONTRACTS PURCHASED

42	Dow Jones Industrial Average Index
	Futures Contracts Expiring December 2004
	(Underlying Face Amount
	at Market Value $4,389,420)	$166,511

Warwick Fund
Schedule of Investments (Unaudited)
November 30, 2004

Face Amount		Value
SHORT TERM INVESTMENTS - 90.3%

$8,900,000	Federal Home Loan Bank
	Discount Note, 2.17%
	01/28/2005	$8,868,885

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $8,868,885)	8,868,885

	TOTAL INVESTMENTS -90.3%
	(Cost $8,868,885)	$8,868,885
	Other Assets in Excess of Liabilities - 9.7%	957,446
	TOTAL NET ASSETS - 100.0%	$9,826,331

Percentages are stated as a percent of net assets.

Horizon Fund
Schedule of Investments (Unaudited)
November 30, 2004

Shares		Value
COMMON STOCKS - 93.7%
Aerospace & Defense - 0.7%
2,875	Honeywell International, Inc.	101,574
Air Freight & Logistics - 0.8%
2,383	Expeditors International Washington, Inc.	126,919
Airlines - 1.3%
4,551	AMR Corp. (a)	41,096
6,126	Delta Air Lines, Inc. (a)	42,698
5,201	Mesa Air Group, Inc. (a)	36,511
8,087	Northwest Airlines Corp. (a)	82,811
		203,116
Automobiles - 0.8%
2,079	Harley-Davidson, Inc.	120,208
Beverages - 1.8%
1,624	Companhia de Bebidas das Americas ADR (a)	41,834
2,023	PepsiCo, Inc.	100,968
3,257	The Coca-Cola Co.	128,033
		270,835
Biotechnology - 2.5%
1,170	Affymetrix, Inc. (a)	39,722
3,173	Alkermes, Inc. (a)	43,756
6,618	Axonyx, Inc. (a)	48,708
3,356	Chiron Corp. (a)	109,305
1,444	Gilead Sciences, Inc. (a)	49,760
2,126	ILEX Oncology, Inc. (a)	52,852
647	Invitrogen Corp. (a)	39,144
		383,247
Capital Markets - 1.0%
3,067	Knight Trading Group, Inc. (a)	34,994
901	Piper Jaffray Cos. (a)	41,455
1,052	SEI Investments Co.	41,144
1,053	The Bank of New York Co., Inc.	34,654
		152,247
Commercial Banks - 2.4%
1,456	ABN AMRO Holding NV ADR	35,847
584	Commerce Bancorp Inc.	36,482
2,675	National City Corp.	99,189
3,546	North Fork Bancorporation, Inc.	102,125
3,230	US Bancorp	95,705
		369,348
Commercial Services & Supplies - 3.3%
1,926	Avery Dennison Corp.	112,979
4,336	Cendant Corp.	98,297
2,170	Gevity HR, Inc.	38,431
2,204	H&R Block, Inc.	105,131
1,443	Monster Worldwide, Inc. (a)	40,678
2,328	United Stationers, Inc. (a)	111,465
		506,981
Communications Equipment - 7.3%
18,072	ADC Telecommunications, Inc. (a)	42,469
2,738	Andrew Corp. (a)	38,880
7,795	Avaya, Inc. (a)	127,994
4,069	Carrier Access Corp. (a)	36,743
15,936	Ciena Corp. (a)	40,637
6,414	Cisco Systems, Inc. (a)	120,006
1,803	Comverse Technology, Inc. (a)	38,350
5,117	Extreme Networks, Inc. (a)	34,949
67,059	JDS Uniphase Corp. (a)	212,577
5,020	Juniper Networks, Inc. (a)	138,201
33,089	Lucent Technologies, Inc. (a)	130,040
2,293	Nokia OYJ ADR	37,078
5,222	Powerwave Technologies, Inc. (a)	42,235
1,892	Seachange International, Inc. (a)	32,315
3,347	Spectralink Corp.	49,033
		1,121,507
Computer Programming Services - 0.2%
4,376	BEA Systems, Inc. (a)	35,358
Computers & Peripherals - 4.1%
1,560	Applied Films Corp. (a)	34,569
2,011	Avid Technology, Inc. (a)	114,768
5,917	Brocade Communications Systems, Inc. (a)	41,005
4,366	Hewlett-Packard Co.	87,320
442	International Business Machines Corp.	41,654
982	PalmOne, Inc. (a)	34,409
6,434	Pinnacle Systems, Inc. (a)	33,585
1,299	QLogic Corp. (a)	44,673
5,015	SanDisk Corp. (a)	113,239
8,939	Western Digital Corp. (a)	87,334
		632,556
Containers & Packaging - 1.5%
5,843	Smurfit-Stone Container Corp. (a)	104,940
2,101	Temple-Inland, Inc.	125,199
		230,139
Diversified Financial Services - 1.8%
1,078	Brascan Corp. (b)	38,938
175	Chicago Mercantile Exchange Holdings, Inc.	34,249
5,379	J.P. Morgan Chase & Co.	202,519
		275,706
Diversified Telecommunication Services - 2.2%
7,277	BellSouth Corp.	195,169
3,774	PTEK Holdings, Inc. (a)	39,740
4,014	SBC Communications, Inc.	101,033
		335,942
Electronic Equipment & Instruments - 1.9%
967	Benchmark Electronics, Inc. (a)	33,893
4,476	Lexar Media, Inc. (a)	35,316
4,001	Molex, Inc.	110,307
2,513	Plexus Corp. (a)	34,554
4,566	Sanmina-SCI Corp. (a)	40,318
1,618	Taser International, Inc. (a)	44,398
		298,786
Energy Equipment & Services - 2.7%
2,700	Diamond Offshore Drilling	101,142
3,667	ENSCO International, Inc.	114,814
2,900	Tidewater, Inc.	98,397
2,500	Transocean, Inc. (a)(b)	100,675
		415,028
Food Products - 0.3%
1,081	Sanderson Farms, Inc.	40,267
Health Care Equipment & Supplies - 4.0%
2,236	Fisher Scientific International (a)	126,423
1,390	Inamed Corp. (a)	74,573
2,055	Medtronic, Inc.	98,743
2,168	Millipore Corp. (a)	105,625
1,279	PolyMedica Corp.	45,468
6,299	Quidel Corp. (a)	40,629
805	Respironics, Inc. (a)	44,581
3,945	Thoratec Corp. (a)	39,450
1,557	Wright Medical Group, Inc. (a)	41,183
		616,675
Health Care Providers & Services - 0.5%
677	Cardinal Health, Inc.	35,394
1,334	Matria Healthcare, Inc. (a)	46,690
		82,084
Hotels Restaurants & Leisure - 2.6%
2,225	Caesars Entertainment, Inc. (a)	41,830
2,345	Carnival Corp. (b)	124,308
676	Harrah's Entertainment, Inc.	41,506
3,802	McDonald's Corp.	116,874
1,524	WMS Industries, Inc. (a)	45,324
592	Wynn Resorts Ltd (a)	34,389
		404,231
Household Durables - 0.8%
3,446	Koninklijke Philips Electronics NV ADR	88,700
411	The Black & Decker Corp.	34,561
		123,261
Insurance - 3.3%
5,754	Aflac, Inc.	216,465
1,806	American International Group, Inc.	114,410
876	Manulife Financial Corp. (b)	39,359
3,541	Marsh & McLennan Companies, Inc.	101,237
1,172	UICI	39,145
		510,616
Internet Software & Services - 2.5%
1,391	Aladdin Knowledge Systems (a)(b)	40,452
2,040	Blue Coat Systems, Inc. (a)	34,048
25,974	CMGI, Inc. (a)	39,740
2,203	Digital Insight Corp. (a)	35,964
5,412	DoubleClick, Inc. (a)	40,590
4,188	Interwoven, Inc. (a)	40,624
1,947	Jupitermedia Corp. (a)	32,651
807	Netease.com ADR (a)	42,706
429	Travelzoo, Inc. (a)	39,897
6,289	webMethods, Inc. (a)	38,614
		385,286

Investment Companies - 2.0%
549	iShares MSCI EAFE Index Fund	85,232
737	iShares MSCI Emerging Markets Index Fund	143,759
2,124	Nasdaq-100 Index Tracking Stock	83,155
		312,146

IT Services - 2.9%
3,638	Accenture Ltd. (a)(b)	94,370
2,100	CACI International, Inc. - Class A (a)	130,473
1,079	Cognizant Technology Solutions Corp. (a)	41,142
2,176	CSG Systems International (a)	39,538
3,284	Iron Mountain, Inc. (a)	98,947
1,052	Paychex, Inc.	34,884
		439,354
Machinery - 1.4%
1,282	ITT Industries, Inc.	109,124
3,204	Trinity Industries, Inc.	113,261
		222,385
Media - 1.7%
2,866	Cumulus Media, Inc. (a)	43,792
1,200	Gannett Co, Inc.	98,988
2,981	Lamar Advertising Co. (a)	117,571
		260,351
Metals & Mining - 1.8%
8,100	Gold Fields Ltd. ADR	114,372
2,300	Massey Energy Co.	80,776
689	Nucor Corp.	36,448
999	Schnitzer Steel Industries, Inc.	37,692
		269,288
Multiline Retail - 0.8%
2,303	99 Cents Only Stores (a)	34,361
2,043	Kohl's Corp. (a)	94,305
		128,666
Office Electronics - 0.7%
2,087	Zebra Technologies Corp. (a)	104,934
Oil & Gas - 0.7%
2,400	Valero Energy Corp.	112,296
Personal Products - 0.7%
3,034	Avon Products, Inc.	113,896
Pharmaceutical Preparations - 0.7%
1,629	Endo Pharmaceuticals Hldgs, Inc. (a)	33,362
864	Eyetech Pharmaceuticals, Inc. (a)	34,837
1,452	Taro Pharmaceuticals Industries (a)(b)	43,037
		111,236
Pharmaceuticals - 7.5%
4,472	Bristol-Myers Squibb Co.	105,092
1,293	Elan Corp PLC ADR (a)	34,135
2,010	Eli Lilly & Co.	107,193
2,750	Forest Laboratories, Inc. (a)	107,168
2,462	GlaxoSmithKline PLC ADR ADR	104,733
8,050	Merck & Co., Inc.	225,561
4,126	Mylan Laboratories	74,928
810	Novartis AG ADR	38,921
3,939	Pfizer, Inc.	109,386
6,883	Schering-Plough Corp.	122,862
2,828	Sepracor, Inc. (a)	125,874
		1,155,853
Prepackaged Software - 0.5%
3,160	Business Objects S A ADR (a)	73,565
Real Estate - 0.9%
432	Essex Property Trust, Inc.	34,789
2,424	Liberty Property Trust	99,384
		134,173
Road & Rail - 0.6%
1,059	Burlington Northern Santa Fe Corp.	47,697
1,344	Norfolk Southern Corp.	46,140
		93,837
Semiconductor & Semiconductor Equipment - 7.3%
2,035	Actel Corp. (a)	34,921
2,211	Analog Devices, Inc.	81,696
2,298	ASML Holding NV ADR (a)	35,045
4,100	Cree, Inc. (a)	146,698
3,752	Cypress Semiconductor Corp. (a)	36,957
2,857	Genesis Microchip, Inc. (a)	46,598
3,384	Integrated Device Technology, Inc. (a)	38,408
1,753	Intel Corp.	39,180
5,579	Kulicke & Soffa Industries, Inc. (a)	41,731
1,519	Lam Research Corp. (a)	39,509
3,804	Mattson Technology, Inc. (a)	35,567
2,263	Maxim Integrated Products, Inc.	92,692
4,171	Microchip Technology, Inc.	117,539
9,259	Micron Technology, Inc. (a)	102,590
4,831	Nvidia Corp. (a)	92,417
2,066	Omnivision Technologies, Inc. (a)	36,857
3,500	PLX Technology, Inc. (a)	31,535
3,062	PMC - Sierra, Inc. (a)	33,805
2,402	Teradyne, Inc. (a)	40,978
		1,124,723
Semiconductors And Related Devices - 0.5%
8,389	Amkor Technology, Inc. (a)	46,139
1,740	STMicroelectronics NV ADR	34,800
		80,939
Software - 3.7%
633	Adobe Systems, Inc.	38,335
2,307	BMC Software, Inc. (a)	42,864
1,029	Cognos, Inc. (a)(b)	40,532
2,534	Intuit, Inc. (a)	106,023
905	Mercury Interactive Corp. (a)	41,277
15,173	Novell, Inc. (a)	92,555
3,443	Oracle Corp. (a)	43,588
4,400	RSA Security, Inc. (a)	93,060
3,076	Veritas Software Corp. (a)	67,364
		565,598
Specialty Retail - 3.1%
1,867	Best Buy Co, Inc.	105,261
3,402	Carmax, Inc. (a)	94,746
1,127	Chico's FAS, Inc. (a)	43,502
4,577	Claire's Stores, Inc.	93,142
3,803	Michaels Stores, Inc.	103,936
797	Urban Outfitters, Inc. (a)	33,873
		474,460
Television Broadcasting Stations - 0.2%
1,194	Central European Media Entrprs (a)(b)	37,563
Thrifts & Mortgage Finance - 2.3%
3,174	Countrywide Financial Corp.	105,408
1,770	Fannie Mae	121,599
5,622	Sovereign Bancorp, Inc.	122,841
		349,848
Wireless Telecommunication Services - 3.4%
3,663	Alamosa Holdings, Inc. (a)	39,927
1,347	Nextel Communications, Inc. (a)	38,336
7,250	Nextel Partners, Inc. (a)	131,152
1,399	Telephone & Data Systems, Inc.	108,423
3,195	Telesystem International Wireless, Inc. (a)(b)	36,998
1,372	Vodafone Group PLC ADR	37,414
4,813	Western Wireless Corp. (a)	129,951
		522,201

TOTAL COMMON STOCKS (Cost $14,226,822)		$14,429,229

SHORT TERM INVESTMENTS - 2.6%

	Federal Home Loan Bank Discount
$400,000	Note, 2.17%, 01/28/2005	$398,602

TOTAL SHORT TERM INVESTMENTS (Cost $398,602)		$398,602
Total Investments (Cost $14,625,424) - 96.3%		$14,827,831
Other Assets in Excess of Liabilities - 3.7%		575,936
TOTAL NET ASSETS - 100.0%		$15,403,767

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Denominated

Horizon Fund
Schedule of Short Swap Contracts (Unaudited)
November 30, 2004

		Unrealized
		Appreciation/
Contracts		(Depreciation)
SWAP CONTRACTS

1,077	Accredited Home Lenders Swap (a)	(6,281)
	(Underlying Face Amount
	at Market Value $46,257)

909	Aetna Inc Swap (a)	(2,588)
	(Underlying Face Amount
	at Market Value $107,726)

2,450	Alpharma Inc Class A Swap (a)	(687)
	(Underlying Face Amount
	at Market Value $40,694)

1,719	Altria Group Inc Swap (a)	789
	(Underlying Face Amount
	at Market Value $98,825)

485	Amerada Hess Corp Swap (a)	(2,988)
	(Underlying Face Amount
	at Market Value $43,092)

1,340	American Express Comp Swap (a)	353
	(Underlying Face Amount
	at Market Value $74,651)

729	Apple Computer Inc Swap (a)	1,031
	(Underlying Face Amount
	at Market Value $48,879)

3,610	Archer-daniels-midland Swap (a)	(1,636)
	(Underlying Face Amount
	at Market Value $76,532)

800	Bj Services Co Swap (a)	(539)
	(Underlying Face Amount
	at Market Value $40,536)

1,000	Borders Group Swap (a)	543
	(Underlying Face Amount
	at Market Value $22,780)

790	Borg Warner Inc Swap (a)	(5,321)
	(Underlying Face Amount
	at Market Value $39,547)

2,420	Bradley Pharmaceuticals Swap (a)	(2,821)
	(Underlying Face Amount
	at Market Value $42,834)

1,271	Certegy Inc Swap (a)	1,203
	(Underlying Face Amount
	at Market Value $43,722)

1,855	Comstock Resources Inc Swap (a)	(504)
	(Underlying Face Amount
	at Market Value $40,272)

860	Cytec Ind Swap (a)	(1,633)
	(Underlying Face Amount
	at Market Value $41,805)

760	Deere & Co Swap (a)	708
	(Underlying Face Amount
	at Market Value $54,515)

1,850	Dell Inc Swap (a)	414
	(Underlying Face Amount
	at Market Value $74,962)

2,250	Dj Orthopedics Inc Swap (a)	(5,889)
	(Underlying Face Amount
	at Market Value $45,383)

1,004	Edwards Lifesciences Corp Swap (a)	(3,748)
	(Underlying Face Amount
	at Market Value $37,760)

3,197	Eresearch Technology Inc Swap (a)	(7,294)
	(Underlying Face Amount
	at Market Value $47,124)

1,441	Fmc Technologies Inc Swap (a)	(2,250)
	(Underlying Face Amount
	at Market Value $47,337)

2,220	Friedman Billings Ramsey Swap (a)	(2,641)
	(Underlying Face Amount
	at Market Value $42,446)

1,880	Halliburton Co Swap (a)	(2,885)
	(Underlying Face Amount
	at Market Value $77,738)

1,720	Impac Mortgage Holdings Swap (a)	(36)
	(Underlying Face Amount
	at Market Value $40,300)

783	Kimberly Clark Swap (a)	170
	(Underlying Face Amount
	at Market Value $49,807)

1,100	Kinder Morgan Inc Swap (a)	(1,016)
	(Underlying Face Amount
	at Market Value $76,230)

1,100	La-z-boy Chair Co Swap (a)	(864)
	(Underlying Face Amount
	at Market Value $16,885)

4,790	Liberty Media Corp - A Swap (a)	474
	(Underlying Face Amount
	at Market Value $49,481)

832	Lockheed Martin Corp Swap (a)	(717)
	(Underlying Face Amount
	at Market Value $50,619)

1,430	Lone Star Technologies Swap (a)	(4,929)
	(Underlying Face Amount
	at Market Value $44,902)

1,400	Maverick Tube Corp Swap (a)	(4,330)
	(Underlying Face Amount
	at Market Value $44,380)

1,130	Mentor Corp/minn Swap (a)	66
	(Underlying Face Amount
	at Market Value $34,872)

2,040	Monoco Coach Corp. (a)	(329)
	(Underlying Face Amount
	at Market Value $40,596)

2,013	Nam Tai Electronics Inc Swap (a)	1,393
	(Underlying Face Amount
	at Market Value $38,589)

7,588	Newell Rubbermaid Inc Swap (a)	419
	(Underlying Face Amount
	at Market Value $175,131)

2,170	Northern Trust Swap (a)	(2,059)
	(Underlying Face Amount
	at Market Value $102,077)

1,281	Petroleum Development Swap (a)	(7,737)
	(Underlying Face Amount
	at Market Value $52,675)

1,570	Rowan Companies Inc Swap (a)	(617)
	(Underlying Face Amount
	at Market Value $40,663)

2,030	Sharper Image Corporation Swap (a)	897
	(Underlying Face Amount
	at Market Value $38,895)

973	Slm Corp Swap (a)	191
	(Underlying Face Amount
	at Market Value $49,788)

4,734	Southern Co Swap (a)	(175)
	(Underlying Face Amount
	at Market Value $155,228)

3,370	Stillwater Mining Company Swap (a)	112
	(Underlying Face Amount
	at Market Value $39,968)

7,350	Utilities Select Sector Swap (a)	(1,770)
	(Underlying Face Amount
	at Market Value $201,684)

1,530	Wabash Natl Corp Swap (a)	2,006
	(Underlying Face Amount
	at Market Value $38,051)

1,060	Weight Watchers Intl Inc Swap (a)	(1,935)
	(Underlying Face Amount
	at Market Value $42,029)

822	Wellpoint Health Network Swap (a)	(2,767)
	(Underlying Face Amount
	at Market Value $102,833)

1,930	Wells Fargo Company Swap (a)	1,193
	(Underlying Face Amount
	at Market Value $119,216)

1,517	Wrigley Wm Jr Co Swap (a)	750
	(Underlying Face Amount
	at Market Value $104,370)

	Total Unrealized Depreciation on Short Swap Contracts	$(66,274)

Evolution Managed Bond Fund
Schedule of Investments (Unaudited)
November 30, 2004

Shares		Value
INVESTMENT COMPANIES - 94.8%

47,068	Advent Claymore Convertible Securities and Income Fund	$1,249,185
97,722	Alliance World Dollar Government Fund II	1,188,300
58,034	Calamos Convertible Opportunities and Income Fund	1,217,553
27,589	Corporate High Yield Fund V, Inc.	435,906
12,860	Eaton Vance Senior Floating-Rate Fund	255,142
27,613	Evergreen Income Advantage Fund	434,629
33,608	ING Prime Rate Trust	250,044
1,986	iShares GS $ InvesTop Corporate Bond fund	220,148
2,604	iShares Lehman 7-10 Year Treasury Bond Fund	220,038
4,364	iShares Lehman Aggregate Bond Fund	446,001
18,777	iShares Lehman Treasury Inflation Protected Securities Fund	1,968,205
74,788	Nicholas-Applegate Convertible & Income Fund	1,246,716
27,021	Pioneer High Income Trust	437,740
88,419	Templeton Emerging Markets Income Fund	1,183,930
123,636	Templeton Global Income Fund	1,202,978
30,098	Van Kampen Senior Income Trust	254,328

	TOTAL INVESTMENT COMPANIES
	(Cost $11,788,693)	$12,210,843

	TOTAL INVESTMENTS - 94.8%
	(Cost $11,788,693)	$12,210,843
	Other Assets in Excess of Liabilities - 5.2%	670,359
	TOTAL NET ASSETS - 100.0%	$12,881,202

Percentages are stated as a percent of net assets.

Evolution Managed Equity Fund
Schedule of Investments (Unaudited)
November 30, 2004

Shares		Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 1.8%
3,328	AAR Corp. (a)	$45,494
628	Armor Holdings, Inc. (a)	27,111
144	Curtiss-Wright Corp. (a)	8,582
882	DRS Technologies, Inc. (a)	37,679
348	General Dynamics Corp.	37,709
794	L-3 Communications Holdings, Inc.	59,089
732	Moog, Inc. (a)	30,759
159	Northrop Grumman Corp.	8,956
1,668	Sequa Corp. (a)	99,580
		354,959
Air Freight & Logistics - 0.4%
1,672	EGL, Inc. (a)	56,413
333	Forward Air Corp. (a)	15,435
		71,848
Airlines - 0.1%
1,484	Southwest Airlines Co.	23,343
Auto Components - 1.0%
410	ArvinMeritor, Inc.	9,000
723	BorgWarner, Inc.	36,193
2,933	Standard Motor Products, Inc.	45,725
830	Superior Industries International	23,448
3,443	The Goodyear Tire & Rubber Co. (a)	43,451
5,146	Visteon Corp.	43,535
		201,352
Automobiles - 0.7%
1,495	Harley-Davidson, Inc.	86,441
2,772	Monaco Coach Corp.	55,163
		141,604
Beverages - 1.5%
508	Adolph Coors Co. - Class B	38,049
307	Anheuser-Busch Companies, Inc.	15,378
3,292	Constellation Brands, Inc. - Class A (a)	147,153
1,346	Pepsi Bottling Group, Inc.	37,715
1,785	PepsiAmericas, Inc.	37,681
309	PepsiCo, Inc.	15,422
		291,398
Building Products - 0.9%
2,232	Griffon Corp. (a)	55,978
2,593	Simpson Manufacturing Co., Inc.	87,125
850	Universal Forest Products, Inc.	36,686
		179,789
Capital Markets - 1.3%
525	Federated Investors, Inc.	15,446
2,910	LaBranche & Co, Inc. (a)	23,309
420	Merrill Lynch & Co, Inc.	23,398
510	Piper Jaffray Cos. (a)	23,465
394	SEI Investments Co.	15,409
1,553	The Bear Stearns Companies Inc.	151,542
		252,569
Chemicals - 1.8%
555	Cytec Industries, Inc.	26,979
1,062	Ecolab, Inc.	37,149
1,267	HB Fuller Co.	36,261
1,131	Headwaters, Inc. (a)	36,226
2,732	Material Sciences Corp. (a)	45,679
545	Minerals Technologies, Inc.	36,161
2,081	The Scotts Co. (a)	142,652
		361,107
Commercial Banks - 2.1%
882	Irwin Financial Corp.	23,470
1,094	M&T Bank Corp.	115,318
4,089	National City Corp.	151,620
1,612	SunTrust Banks, Inc.	114,936
		405,344
Commercial Services & Supplies - 2.2%
2,125	Angelica Corp.	53,869
1,098	Deluxe Corp.	43,415
4,547	Insurance Auto Auctions, Inc. (a)	100,898
1,343	ITT Educational Services, Inc. (a)	64,101
241	John H Harland Co. (a)	8,510
1,802	Mobile Mini, Inc. (a)	54,583
2,992	Pre-Paid Legal Services, Inc. (a)	102,476
322	Watson Wyatt & Co Holdings (a)	8,584
		436,436
Communications Equipment - 1.2%
848	Black Box Corp.	36,192
2,903	CommScope, Inc. (a)	56,086
3,667	Plantronics, Inc.	151,044
		243,322
Computers & Peripherals - 0.6%
3,644	QLogic Corp. (a)	125,317
Construction & Engineering - 0.2%
3,102	The Shaw Group Inc. (a)	45,692
Construction Materials - 0.6%
1,550	Florida Rock Industries, Inc.	87,265
613	Texas Industries, Inc.	36,780
		124,045
Consumer Finance - 1.0%
4,107	AmeriCredit Corp. (a)	86,000
2,269	SLM Corp.	116,105
		202,105
Containers & Packaging - 0.7%
1,606	Chesapeake Corp.	43,346
1,854	Sealed Air Corp. (a)	95,314
		138,660
Diversified Financial Services - 0.4%
1,078	Moody's Corp.	87,048
Diversified Telecommunication Services - 1.3%
2,637	CenturyTel, Inc.	86,810
18,579	Cincinnati Bell, Inc. (a)	66,884
1,785	Commonwealth Telephone Enterprises, Inc. (a)	86,858
692	SBC Communications, Inc.	17,418
		257,970
Electric Utilities - 3.6%
1,473	Allete, Inc.	53,617
357	Ameren Corp.	17,286
373	CH Energy Group, Inc.	17,333
416	Cinergy Corp.	17,218
878	Cleco Corp.	17,384
393	Consolidated Edison, Inc.	17,233
824	DTE Energy Co.	36,157
987	Duquesne Light Holdings, Inc.	17,411
1,774	Entergy Corp.	114,991
1,631	FPL Group, Inc.	114,708
583	Great Plains Energy, Inc.	17,263
2,383	Northeast Utilities	43,442
344	OGE Energy Corp.	8,892
420	Pepco Holdings, Inc.	8,963
4,543	PG&E Corp. (a)	151,100
395	Progress Energy, Inc.	17,345
526	The Southern Co.	17,248
323	UIL Holdings Corp.	17,268
		704,859
Electrical Equipment - 0.0%
129	Cooper Industries Ltd. (a)(b)	8,554
Electronic Equipment & Instruments - 3.4%
4,786	Daktronics, Inc. (a)	124,053
2,436	Dionex Corp. (a)	139,802
3,770	Flir Systems, Inc. (a)	212,440
358	Jabil Circuit, Inc. (a)	8,971
1,232	Keithley Instruments, Inc.	23,309
2,644	Kemet Corp. (a)	23,426
671	Methode Electronics, Inc.	8,857
1,098	Park Electrochemical Corp.	23,157
577	Scansource, Inc. (a)	37,332
3,824	Solectron Corp. (a)	23,900
859	Tektronix, Inc.	26,947
681	Trimble Navigation Ltd. (a)	21,499
		673,693
Energy Equipment & Services - 1.8%
426	BJ Services Co.	21,585
624	Cal Dive International, Inc. (a)	26,870
1,124	CARBO Ceramics, Inc.	87,335
5,156	Input/Output, Inc. (a)	45,218
3,883	Maverick Tube Corp. (a)	123,091
784	SEACOR Holdings, Inc. (a)	43,512
		347,611
Food & Staples Retailing - 0.4%
301	BJ's Wholesale Club, Inc. (a)	8,937
198	CVS Corp.	8,983
616	Whole Foods Market, Inc.	55,914
		73,834
Food Products - 1.7%
668	Corn Products International, Inc.	36,353
1,758	Dean Foods Co. (a)	55,676
1,911	General Mills, Inc.	86,931
179	J&J Snack Foods Corp. (a)	8,402
197	Lancaster Colony Corp. (a)	8,605
1,952	Smithfield Foods, Inc. (a)	56,706
1,254	Wm. Wrigley Jr. Co.	86,275
		338,948
Gas Utilities - 1.6%
644	Atmos Energy Corp.	17,382
2,946	Cascade Natural Gas Corp.	62,985
4,249	KeySpan Corp.	167,921
206	New Jersey Resources Corp.	8,961
389	Peoples Energy Corp.	17,357
540	The Laclede Group Inc.	17,388
573	WGL Holdings, Inc.	17,373
		309,367
Health Care Equipment & Supplies - 3.3%
157	Becton, Dickinson & Co. (a)	8,601
293	Conmed Corp. (a)	8,488
1,781	Kensey Nash Corp. (a)	55,674
1,149	Millipore Corp. (a)	55,979
2,026	Possis Medical, Inc. (a)	23,380
2,270	St Jude Medical, Inc. (a)	86,578
2,440	Steris Corp. (a)	55,827
1,516	SurModics, Inc. (a)	45,632
4,184	Waters Corp. (a)	195,225
2,760	Wilson Greatbatch Technologies, Inc. (a)	55,338
686	Zimmer Holdings, Inc. (a)	55,978
		646,700
Health Care Providers & Services - 3.9%
977	Aetna, Inc.	115,784
449	Cardinal Health, Inc.	23,474
169	Cerner Corp. (a)	8,910
644	Cigna Corp.	45,093
762	Coventry Health Care, Inc. (a)	37,818
682	IMS Health, Inc.	15,393
2,284	Lincare Holdings, Inc. (a)	88,139
7,669	OCA, Inc. (a)	43,867
1,118	Omnicare, Inc.	36,234
1,677	Province Healthcare Co. (a)	37,632
660	Sierra Health Services (a)	36,716
874	Sunrise Senior Living, Inc. (a)	37,538
988	Triad Hospitals, Inc. (a)	36,250
1,848	UnitedHealth Group, Inc.	153,107
301	WellPoint Health Networks (a)	37,655
		753,610
Hotels Restaurants & Leisure - 2.5%
2,053	Argosy Gaming Co. (a)	95,588
1,629	Brinker International, Inc. (a)	55,598
1,413	Harrah's Entertainment, Inc.	86,758
718	Jack in the Box, Inc. (a)	27,126
1,274	Landry's Restaurants, Inc.	37,647
468	O'Charleys, Inc. (a)	8,892
3,593	Ryan's Restaurant Group, Inc. (a)	54,865
2,653	Shuffle Master, Inc. (a)	122,117
		488,591
Household Durables - 9.2%
1,025	American Greetings	27,285
4,570	Applica, Inc. (a)	23,079
719	Centex Corp.	37,726
1,066	DR Horton, Inc.	37,534
2,715	KB Home	238,621
2,817	Libbey, Inc.	59,072
3,661	MDC Holdings, Inc.	277,138
2,014	Meritage Homes Corp. (a)	188,510
144	NVR, Inc. (a)	99,490
4,399	Pulte Homes, Inc.	243,089
765	Russ Berrie & Co, Inc.	17,396
2,576	Ryland Group, Inc.	261,078
668	Standard-Pacific Corp.	37,415
435	The Black & Decker Corp.	36,579
4,387	Toll Brothers, Inc. (a)	225,404
		1,809,416
Household Products - 0.7%
1,581	Clorox Co.	87,145
335	Colgate-Palmolive Co.	15,406
1,251	Rayovac Corp. (a)	37,130
		139,681
Industrial Conglomerates - 0.2%
1,301	Standex International Corp.	36,233
Insurance - 5.6%
718	Allmerica Financial Corp. (a)	23,371
1,407	AMBAC Financial Group, Inc.	114,431
1,373	American Financial Group Inc.	43,222
1,826	AmerUs Group Co.	79,559
706	Arthur J. Gallagher & Co.	21,639
1,507	Chubb Corp.	114,849
3,492	First American Corp.	115,061
2,161	LandAmerica Financial Group, Inc.	115,397
1,449	MBIA, Inc.	86,882
934	Metlife, Inc.	36,426
5,255	Presidential Life Corp.	87,811
230	ProAssurance Corp. (a)	8,982
275	Stancorp Financial Group, Inc.	21,739
2,642	Stewart Information Services Corp.	115,323
1,743	UICI	58,216
189	Unitrin, Inc.	9,004
2,789	UnumProvident Corp.	43,425
		1,095,337
Internet Software & Services - 2.6%
7,650	Digital Insight Corp. (a)	124,887
6,558	FindWhat.com (a)	126,438
3,565	j2 Global Communications, Inc. (a)	124,240
5,216	WebEx Communications, Inc. (a)	123,828
		499,393
IT Services - 1.9%
914	CACI International, Inc. - Class A (a)	56,787
2,109	First Data Corp.	86,659
864	Global Payments, Inc.	47,658
1,726	Keane, Inc. (a)	26,753
612	Startek, Inc.	17,601
4,714	SunGard Data Systems, Inc. (a)	124,968
562	The BISYS Group, Inc. (a)	8,998
		369,424
Leisure Equipment & Products - 0.7%
7,313	Meade Instruments Corp. (a)	23,182
572	Polaris Industries, Inc.	37,695
1,872	SCP Pool Corp.	59,024
1,916	Sturm Ruger & Co, Inc.	17,397
		137,298
Machinery - 3.2%
994	AGCO Corp. (a)	21,659
3,332	Astec Industries, Inc. (a)	55,445
379	Danaher Corp.	21,558
2,607	Federal Signal Corp.	44,840
1,155	Graco, Inc.	42,296
677	IDEX Corp.	27,080
921	Illinois Tool Works, Inc.	86,786
1,543	JLG Industries, Inc.	26,848
1,466	Mueller Industries, Inc.	45,050
943	Oshkosh Truck Corp.	59,239
115	Parker Hannifin Corp. (a)	8,602
1,558	Reliance Steel & Aluminum Co.	62,180
1,786	Robbins & Myers, Inc.	43,114
928	Thomas Industries, Inc.	36,359
641	Toro Co.	46,473
		627,529
Marine - 0.3%
1,402	Kirby Corp. (a)	63,819
Media - 1.0%
1,616	Catalina Marketing Corp.	45,410
4,296	Emmis Communications Corp. (a)	79,433
1,548	Entercom Communications Corp. (a)	55,759
275	Scholastic Corp. (a)	9,058
		189,660
Metals & Mining - 4.5%
1,192	Cleveland-Cliffs, Inc. (a)	115,505
798	Commercial Metals Co.	36,181
1,825	Nucor Corp.	96,543
2,072	Phelps Dodge Corp.	201,253
2,674	Ryerson Tull, Inc.	43,265
2,815	Steel Dynamics, Inc.	114,092
2,495	Steel Technologies, Inc.	73,054
2,204	United States Steel Corp.	115,401
3,623	Worthington Industries	77,931
		873,225
Multiline Retail - 0.6%
1,723	Dillard's Inc.	43,385
2,004	Dollar Tree Stores, Inc. (a)	55,772
804	Family Dollar Stores, Inc.	23,557
		122,714
Multi-Utilities & Unregulated Power - 2.3%
2,535	Avista Corp.	45,123
4,247	CMS Energy Corp. (a)	43,319
684	Duke Energy Corp.	17,291
14,066	Dynegy, Inc. - Class A (a)	79,473
1,296	National Fuel Gas Co.	36,547
1,304	Oneok, Inc.	36,408
1,718	Questar Corp.	87,292
8,726	Sierra Pacific Resources (a)	89,441
664	Vectren Corp.	17,384
		452,278
Oil & Gas - 3.6%
413	Amerada Hess Corp.	36,695
402	Apache Corp.	21,732
1,264	Burlington Resources, Inc.	58,662
667	ChevronTexaco Corp.	36,418
402	ConocoPhillips	36,578
1,370	Frontier Oil Corp.	36,510
915	Marathon Oil Corp.	36,088
2,051	Occidental Petroleum Corp.	123,491
556	Overseas Shipholding Group	36,524
2,465	Pioneer Natural Resources Co.	86,768
1,305	Plains Exploration & Production Co. (a)	36,579
442	Sunoco, Inc.	36,492
2,666	Valero Energy Corp.	124,742
		707,279
Paper & Forest Products - 2.0%
579	Bowater, Inc.	23,455
235	Georgia-Pacific Corp. (a)	8,603
8,206	Louisiana-Pacific Corp.	200,801
716	Potlatch Corp.	36,316
1,749	Weyerhaeuser Co.	115,434
		384,609
Pharmaceuticals - 1.0%
2,607	Alpharma, Inc.	43,302
1,691	Johnson & Johnson	102,001
983	Sepracor, Inc. (a)	43,754
		189,057
Real Estate - 0.4%
1,159	New Century Financial Corp Md	73,318
Road & Rail - 1.8%
629	Arkansas Best Corp.	27,122
1,139	CSX Corp.	43,430
969	Heartland Express, Inc.	21,279
2,054	JB Hunt Transport Services, Inc.	82,571
2,558	Kansas City Southern (a)	43,512
896	Knight Transportation, Inc. (a)	21,594
2,533	Norfolk Southern Corp.	86,958
514	Yellow Roadway Corp. (a)	27,165
		353,631
Semiconductor & Semiconductor Equipment - 2.7%
1,229	Cabot Microelectronics Corp. (a)	45,411
5,270	Integrated Circuit Systems, Inc. (a)	124,583
1,320	International Rectifier Corp. (a)	55,889
3,338	LTX Corp. (a)	23,833
2,101	Micron Technology, Inc. (a)	23,279
8,110	National Semiconductor Corp.	125,381
4,188	Silicon Laboratories, Inc. (a)	126,226
905	Skyworks Solutions, Inc. (a)	8,987
		533,589
Software - 5.3%
254	Adobe Systems, Inc.	15,382
4,041	Ansys, Inc. (a)	124,018
2,577	Electronic Arts, Inc. (a)	126,015
293	Factset Research Systems, Inc.	15,134
1,874	Internet Security Systems (a)	45,370
2,988	Intuit, Inc. (a)	125,018
2,484	Kronos, Inc. (a)	125,541
818	Macromedia, Inc. (a)	23,338
747	Mapinfo Corp. (a)	8,927
7,152	NYFIX, Inc. (a)	45,701
1,209	Oracle Corp. (a)	15,306
2,940	Phoenix Technologies Ltd (a)	23,843
6,490	Sonic Solutions, Inc. (a)	125,257
1,963	Symantec Corp. (a)	125,259
1,550	Talx Corp.	45,570
3,759	Wind River Systems, Inc. (a)	45,484
		1,035,163
Specialty Retail - 3.1%
767	Aeropostale, Inc. (a)	21,859
386	Bed Bath & Beyond, Inc. (a)	15,412
3,347	Building Material Holding Corp.	121,998
405	Chico's FAS, Inc. (a)	15,633
286	Childrens Place (a)	9,055
228	Electronics Boutique Holdings Corp. (a)	8,881
1,455	Foot Locker, Inc.	37,801
303	Genesco, Inc. (a)	8,963
560	Guitar Center, Inc. (a)	27,093
1,845	Haverty Furniture Cos, Inc.	37,177
1,508	Hibbett Sporting Goods, Inc. (a)	37,353
513	Home Depot, Inc.	21,418
857	Men's Wearhouse, Inc. (a)	27,124
1,380	Michaels Stores, Inc.	37,715
1,281	O'Reilly Automotive, Inc. (a)	55,775
739	Payless Shoesource, Inc. (a)	8,631
2,083	TBC Corp. (a)	55,554
321	The Cato Corp. (a)	8,564
646	Urban Outfitters, Inc. (a)	27,455
589	Williams-Sonoma, Inc. (a)	21,563
		605,024
Textiles, Apparel & Luxury Goods - 1.0%
437	Coach, Inc. (a)	21,780
991	Fossil, Inc. (a)	26,807
241	Jones Apparel Group, Inc. (a)	8,563
1,043	Kellwood Co.	36,307
208	Liz Claiborne, Inc. (a)	8,543
909	Quiksilver, Inc. (a)	26,952
482	Russell Corp.	8,840
3,250	Stride Rite Corp.	35,782
241	Timberland Co. (a)	15,262
		188,836
Thrifts & Mortgage Finance - 1.6%
3,748	Countrywide Financial Corp.	124,471
1,287	Dime Community Bancshares	23,617
2,168	FirstFed Financial Corp. (a)	114,080
1,523	Fremont General Corp.	36,247
883	New York Community Bancorp, Inc.	17,466
		315,881
Tobacco - 0.7%
452	Altria Group, Inc.	25,985
2,622	UST, Inc.	115,447
		141,432
Trading Companies & Distributors - 0.8%
1,106	Hughes Supply, Inc.	36,365
3,479	Watsco, Inc.	115,051
		151,416
Wireless Telecommunication Services - 0.3%
6,156	Boston Communications Group (a)	54,788
116	Telephone & Data Systems, Inc.	8,990
		63,778

COMMON STOCKS - 99.1%

TOTAL COMMON STOCKS (Cost $18,058,590)		$19,448,695

Total Investments (Cost $18,058,590) - 99.1%		$19,448,695
Other Assets in Excess of Liabilities - 0.9%		177,784
TOTAL NET ASSETS - 100.0%		$19,626,479

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Foreign Denominated

Contrabond Fund
Schedule of Investments (Unaudited)
November 30, 2004

Face Amount		Value
SHORT TERM INVESTMENTS - 98.2%

$16,100,000	Federal Home Loan Bank
	Discount Note, 2.17%
	01/28/2005	$16,043,713

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $16,043,713)	16,043,713

	TOTAL INVESTMENTS - 98.2%
	(Cost $16,043,713)	$16,043,713
	Other Assets in Excess of Liabilities - 1.8%	294,051
	TOTAL NET ASSETS - 100.0%	$16,337,764

Percentages are stated as a percent of net assets.

Contrabond Fund
Schedule of Short Futures Contracts (Unaudited)
November 30, 2004

		Unrealized
Contracts		Appreciation
SHORT FUTURES CONTRACTS

293	U.S. Treasury 10-Year Note Futures Contracts
	Expiring March 2005
	(Underlying Face Amount
	at Market Value $32,449,750)	$330

Dynamic HY Bond Fund
Schedule of Investments (Unaudited)
November 30, 2004

Face Amount		Value
CORPORATE BONDS - 81.4%

Amusement Parks - 0.7%
731,000	Six Flags, Inc., 8.875%, 02/01/2010	738,310
2,000,000	Six Flags, Inc., 9.750%, 04/15/2013	1,990,000
		2,728,310

Automobile Parts and Equipment - 0.3%
1,045,349	Dana Corp., 9.000%, 08/15/2011	1,259,646

Building Products - 0.7%
3,000,000	Ainsworth Lumber Co. LTD, 5.669%, 10/01/2010
	(Cost - $3,024,281; Acquired - 09/17/2004 and 09/27/2004) (1)(2)(3)	3,030,000

Cable Television - 2.7%
1,000,000	Charter Communications, Inc., 8.000%, 04/30/2012
	(Cost - $995,000; Acquired - 08/26/2004) (1)	1,040,000
1,000,000	Charter Communications, Inc., 10.25%, 01/15/2010	845,000
1,000,000	EchoStar DBS Corp., 6.375%, 10/01/2011	1,027,500
4,000,000	EchoStar DBS Corp., 6.625%, 10/01/2014
	(Cost - $4,066,561; Acquired - 09/20/2004, 09/21/2004, and 11/15/2004) (1)	4,070,000
2,000,000	Kabel Deutschland GmbH, 10.625%, 07/01/2014
	(Cost - $2,059,467; Acquired - 08/20/2004 and 09/09/2004) (1)(3)	2,310,000
2,000,000	Mediacom LLC/Mediacom Capital Corp., 9.500%, 01/15/2013	1,965,000
		11,257,500

Chemicals - 1.0%
2,000,000	Lyondell Chemical Company, 9.625%, 05/01/2007	2,215,000
2,000,000	Nalco Co. , 7.750%, 11/15/2011	2,165,000
		4,380,000

Commercial Banks - 0.3%
1,000,000	BCP Caylux Holdings, 9.625%, 06/15/2014
	(Cost - $1,046,456; Acquired - 07/14/2004) (1)(3)	1,127,500

Construction - 0.3%
1,000,000	THL Buildco, 8.500%, 09/01/2014
	(Cost - $1,027,382; Acquired - 08/18/2004) (1)	1,080,000

Electronics - 0.9%
2,000,000	L-3 Communications Corp., 5.875%, 01/15/2015
	(Cost - $2,000,000; Acquired - 11/01/2004) (1)	1,990,000
2,000,000	Stats Chippac Ltd, 6.750%, 11/15/2011
	(Cost - $2,018,581; Acquired - 11/08/2004) (1)(3)	1,975,000
		3,965,000

Energy - 1.8%
3,000,000	The AES Corporation, 7.750%, 03/01/2014	3,266,250
4,000,000	NRG Energy, Inc., 8.000%, 12/15/2013
	(Cost - $4,316,772; Acquired - 08/31/2004 and 10/27/2004) (1)	4,440,000
		7,706,250

Food & Beverages - 2.6%
2,000,000	Dole Food Co, Inc., 8.875%, 03/15/2011	2,200,000
2,000,000	Michael Foods, Inc., 8.000%, 11/15/2013	2,120,000
1,000,000	Smithfield Foods, Inc. , 7.750%, 05/15/2013	1,105,000
1,000,000	Smithfield Foods, Inc. , 7.000%, 08/01/2011
	(Cost - $1,059,722; Acquired - 11/15/2004) (1)	1,065,000
4,000,000	Stater Brothers Holdings, Inc. , 8.125%, 06/15/2012	4,240,000
		10,730,000

Grantor Trust - 45.3%
44,500,000	Dow Jones CDX High Yield Note, 2003-1, 7.750%, 12/29/2009
	(Cost - $44,810,225; Acquired - Various dates between 08/17/2004 and 11/04/2004) (1)	45,222,375
11,500,000	Dow Jones CDX High Yield Note, 2003-2, 6.375%, 12/29/2009
	(Cost - $11,776,974; Acquired - 08/20/2004, 09/09/2004, and 11/04/2004) (1)	11,701,250
20,500,000	Dow Jones CDX High Yield Note, 2003-3, 8.000%, 12/29/2009
	(Cost - $20,369,928; Acquired - Various dates between 08/18/2004 and 11/04/2004) (1)	20,820,438
21,500,000	Dow Jones CDX High Yield Note, 2003-4, 10.500%, 12/29/2009
	(Cost - $21,075,299; Acquired - Various dates between 08/17/2004 and 11/04/2004) (1)	21,580,375
82,925,583	TRAINS High Yield Note, 6.156%, 08/01/2015
	(Cost - $87,950,502; Acquired - Various dates between 07/02/2004 and 11/12/2004) (1)(2)	89,734,402
		189,058,840

Holding Companies - 0.8%
4,000,000	Crystal US Holdings 3 LLC, 0.000%, 10/01/2014
	(Cost - $2,441,395; Acquired - 09/21/2004) (1)	2,720,000
1,100,000	Marquee Holdings Inc., 0.000%, 08/15/2014
	(Cost - $698,908; Acquired - 11/12/2004) (1)	709,500
		3,429,500

Hotels - 5.1%
1,500,000	Boyd Gaming Corporation, 6.750%, 04/15/2014	1,586,250
2,000,000	Caesars Entertainment, Inc., 7.000%, 04/15/2013	2,215,000
2,000,000	Intrawest Corporation, 7.500%, 10/15/2013 (3)	2,140,000
2,000,000	MGM MIRAGE, 5.875%, 02/27/2014	1,975,000
4,000,000	Starwood Hotels & Resorts, 6.750%, 11/15/2005	4,130,000
2,000,000	Station Casinos, Inc., 6.875%, 03/01/2016	2,095,000
3,000,000	Vail Resorts, Inc., 6.750%, 02/15/2014	3,127,500
4,000,000	Wynn Las Vegas LLC, 6.625%, 12/01/2014
	(Cost - $4,000,000; Acquired - 11/22/2004) (1)	3,950,000
		21,218,750

Household Durables - 0.5%
2,000,000	D R Horton, Inc., 5.625%, 09/15/2014	2,005,000

Manufacturing - 2.7%
2,505,000	Case New Holland Inc., 6.000%, 06/01/2009
	(Cost - $2,471,884; Acquired - 07/15/2004 and 09/13/2004) (1)	2,467,425
1,000,000	Graphic Packaging Int'l., 9.500%, 08/15/2013	1,145,000
1,500,000	Mueller Group Inc., 10.000%, 05/01/2012	1,635,000
2,000,000	Owens-Brockway Glass Container, Inc., 8.250%, 05/15/2013	2,185,000
2,000,000	Owens-Brockway Glass Container, Inc., 6.750%, 12/01/2014
	(Cost - $2,029,930; Acquired - 11/23/2004) (1)	2,015,000
1,250,000	Reddy Ice Holdings, Inc., 0.000%, 11/01/2012
	(Cost - $839,155; Acquired - 10/19/2004) (1)	875,000
1,000,000	Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,100,000
		11,422,425

Miscellaneous - 0.5%
2,000,000	Jostens Ih Corp., 7.625%, 10/01/2012
	(Cost - $2,019,604; Acquired - 09/24/2004) (1)	2,105,000

Music - 0.5%
2,000,000	Warner Music Group, 7.375%, 04/15/2014
	(Cost - $1,987,555; Acquired - 07/15/2004 and 09/13/2004) (1)	2,060,000

Paper - 0.6%
2,000,000	Georgia-Pacific Corp., 8.000%, 01/15/2024	2,330,000
250,000	Boise Cascade LLC, 7.125%, 10/15/2014
	(Cost - $250,000; Acquired - 10/15/2004) (1)	262,500
		2,592,500

Petroleum - 5.2%
3,000,000	Chesapeake Energy Corporation, 6.875%, 01/15/2016	3,180,000
2,000,000	Dynegy Holdings Inc., 10.125%, 07/15/2013
	(Cost - $2,304,136; Acquired - 08/30/2004 and 11/08/2004) (1)	2,345,000
3,000,000	Dynegy Holdings Inc., 8.750%, 02/15/2012	3,150,000
1,000,000	El Paso Corporation, 7.750%, 01/15/2032	925,000
4,000,000	El Paso Production Holdings, 7.750%, 06/01/2013	4,190,000
2,500,000	Petrobras International Finance Co., 7.750%, 09/15/2014 (3)	2,618,750
1,000,000	Pride International, Inc., 7.375%, 07/15/2014
	(Cost - $1,064,901; Acquired - 08/23/2004) (1)	1,112,500
4,000,000	The Williams Companies, Inc., 7.500%, 01/15/2031	4,160,000
		21,681,250

Publishing - 0.5%
2,000,000	Dex Media, Inc., 8.000%, 11/15/2013	2,152,500

REITS - 0.5%
2,000,000	Host Marriott LP, 7.125%, 11/01/2013	2,150,000

Restaurants - 0.8%
1,000,000	Dennys Holdings, Inc., 10.000%, 10/01/2012
	(Cost - $1,017,232; Acquired - 09/29/2004) (1)	1,055,000
2,000,000	Domino's Pizza, Inc., 8.250%, 07/01/2011	2,190,000
		3,245,000

Retail - Department Stores - 0.6%
2,000,000	J.C. Penney Company, Inc., 8.000%, 03/01/2010	2,290,000

Retail - Miscellaneous - 1.5%
3,000,000	Blockbuster Inc., 9.000%, 09/01/2012
	(Cost - $3,060,164; Acquired - 08/17/2004, 08/18/2004, and 10/26/2004) (1)	3,037,500
3,000,000	The Jean Coutu Group Inc., 8.500%, 08/01/2014
	(Cost - $3,037,421; Acquired - 07/20/2004, 09/07/2004, and 11/08/2004) (1)(3)	3,060,000
		6,097,500

Sporting Goods - 0.1%
500,000	K2 Inc., 7.375%, 07/01/2014
	(Cost - $514,946; Acquired - 08/10/2004) (1)	550,000

Steel - Producers - 0.7%
3,000,000	AK Steel Corp., 7.750%, 06/15/2012	3,075,000

Telecommunications - 4.2%
1,000,000	American Tower Corp., 7.125%, 10/15/2012
	(Cost - $1,000,000; Acquired - 09/29/2004) (1)	1,017,500
1,000,000	American Towers Inc., 7.250%, 12/01/2011	1,055,000
1,000,000	Cincinnati Bell Inc., 7.250%, 07/15/2013	1,030,000
2,000,000	Inmarsat Finance PLC, 7.625%, 06/30/2012 (3)	2,055,000
4,000,000	MCI, Inc., 5.908%, 05/01/2007	4,060,000
1,000,000	Millicom International Cellular S.A., 10.000%, 12/01/2013
	(Cost - $995,000; Acquired - 08/18/2004) (1)(3)	1,037,500
2,000,000	Nextel Communications, Inc., 7.375%, 08/01/2015	2,210,000
2,000,000	Nextel Partners, Inc., 8.125%, 07/01/2011	1,105,000
3,000,000	Qwest Capital Funding, 7.250%, 02/15/2011	2,872,500
1,000,000	Qwest Communications International Inc., 8.875%, 03/15/2012
	(Cost - $1,078,036; Acquired - 08/30/2004) (1)	1,142,500
		17,585,000

	TOTAL CORPORATE BONDS	$339,982,471
	(Cost $332,722,186)

CONVERTIBLE BONDS - 2.4%

Electronics - 0.4%
2,000,000	Pixelworks, Inc, 1.75%, 05/15/2024
	(Cost - $1,746,350; Acquired - 11/30/2004)(1)	1,744,600

Hotels - 0.9%
5,000,000	International Game Technology, 0.000%, 01/29/2033	$3,931,350

Miscellaneous - 0.6%
2,000,000	Kerzner Internaational Ltd, 2.375%, 04/15/2024	2,325,000

Retail - Department Stores - 0.5%
2,000,000	Saks, Inc., 2.000%, 03/15/2024	1,910,000

	TOTAL CONVERTIBLE BONDS	$9,910,950
	(Cost $9,408,218)

Shares		Value
MONEY MARKET FUNDS - 3.7%

15,595,000	Federated Prime Obligations Fund - Class I Shares	$15,595,000

	TOTAL MONEY MARKET FUNDS
	(Cost $15,595,000)	$15,595,000

Face Amount		Value
U.S. GOVERNMENT AGENCY OBLIGATIONS - 7.3%

$ 31,000,000	US Treasury Bill, 2.26%
	05/26/2005	$30,656,954

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $30,645,360)	$30,656,954

	TOTAL INVESTMENTS - 94.8%
	(Cost $388,370,764)	$396,145,375
	Other Assets in Excess of Liabilities - 5.2%	21,760,277
	TOTAL NET ASSETS - 100.0%	$417,905,652

Percentages are stated as a percent of net assets.
(1) Restricted under Rule 144A of the Securities Act of 1933.
(2) Variable Rate Security.
(3) Foreign security.

Spectrum High Yield Bond Fund
Schedule of Investments (Unaudited)
November 30, 2004

Face Amount		Value
CORPORATE BONDS - 62.5%

Auto Parts & Equipment - 0.6%
255,814	Dana Corporation, 9.000%, 08/15/2011	$308,256

Grantor Trust - 61.9%
24,000,000	Dow Jones CDX High Yield Note, 2003-1, 7.750%, 12/29/2009
(Cost - $11,050,618; Acquired - Various dates between 09/02/2004 and 10/29/2004) (1)		11,178,100
21,488,372	TRAINS High Yield Note, 6.156%, 08/01/2015
(Cost - $23,066,629; Acquired - 09/01/2004, 09/02/2004, and 09/03/2004) (1)(2)		23,251,987
		34,430,087

	TOTAL CORPORATE BONDS	$34,738,343
	(Cost $34,117,247)

Face Amount		Value
SHORT TERM INVESTMENTS - 10.8%

$6,000,000	Federal Home Loan Bank
	Discount Note 2.17%	$5,979,023
11/30/2004

TOTAL SHORT TERM INVESTMENTS (Cost $5,979,023)		$5,979,023

TOTAL INVESTMENTS - 73.2%
(Cost $39,096,270)		$40,717,366
Other Assets in Excess of Liabilities - (10.5%)		14,878,791
TOTAL NET ASSETS - 100.0%		$55,596,157

Percentages are stated as a percent of net assets.

(1)	Restricted under Rule 144A of the Securities Act of 1933.
(2)	Variable Rate Security.

Spectrum High Yield Bond Fund
Schedule of Short Futures Contracts (Unaudited)
November 30, 2004

		Unrealized
Contracts		Depreciation
SHORT FUTURES CONTRACTS

108	U.S. Treasury 10-Year Note Futures Contracts
	Expiring March 2005
	(Underlying Face Amount
	at Market Value $11,961,000)	$(1,303)

Spectrum High Yield Bond Fund
Schedule of Short Swap Contracts (Unaudited)
November 30, 2004

		Unrealized
		Appreciation/
Contracts		Depreciation
SWAPS PURCHASED

70,000	Dow Jones CDX Index SWAP 100 Contracts
	(Underlying Face Amount
	at Market Value $7,144,375)	$(46,875)

30,000	Dow Jones CDX Index SWAP B Contracts
	(Underlying Face Amount
	at Market Value $3,063,750)	(14,375)

30,000	Dow Jones CDX Index SWAP BB Contracts
	(Underlying Face Amount
	at Market Value $3,056,250)	(11,875)

30,000	Dow Jones CDX Index SWAP EM Contracts
	(Underlying Face Amount
	at Market Value $3,034,500)	(7,500)

30,000	Dow Jones CDX Index SWAP HB Contracts
	(Underlying Face Amount
	at Market Value $3,000,000)	17,500

	Total Unrealized Depreciation
	on Swap Contracts	$(63,125)

Spectrum Equity Opportunity Fund
Schedule of Investments (Unaudited)
November 30, 2004

Shares		Value
INVESTMENT COMPANIES - 79.5%

7,000	Biotech HOLDRs Trust	$985,950
17,200	Internet HOLDRs Trust	1,174,244
33,061	iShares MSCI Emerging Markets Index Fund (a)	6,448,879
54,780	iShares Russell 2000 Index Fund	6,950,486
34,400	Rydex S&P Equal Weight ETF	5,194,400

	TOTAL INVESTMENT COMPANIES
	(Cost $19,589,145)	$20,753,959

	TOTAL INVESTMENTS - 79.5%
	(Cost $19,589,145)	$20,753,959
	Other Assets in Excess of Liabilities - 20.5%	5,339,702
	TOTAL NET ASSETS - 100.0%	$26,093,661

Percentages are stated as a percent of net assets.

(a)	Non Income Producing

Spectrum Equity Opportunity Fund
Schedule of Swap Contracts (Unaudited)
November 30, 2004

		Unrealized
Contracts		Appreciation
SWAPS PURCHASED

40,000	NDX Basket Swap
	(Underlying Face Amount
	at Market Value $4,405,600)	$352,990

Spectrum Global Perspective Fund
Schedule of Investments (Unaudited)
November 30, 2004

Shares		Value
INVESTMENT COMPANIES - 94.6%

45,009	India Fund, Inc.	$1,215,243
69,400	iShares MSCI Australia Index Fund	1,154,122
9,400	iShares MSCI Pacific ex-Japan Index Fund	841,018
99,216	iShares MSCI Emerging Markets Index Fund	19,353,073
20,000	iShares S&P Latin America 40 Index Fund	1,498,800
30,300	iShares MSCI EAFE Index Fund	4,704,075
11,300	iShares S&P Europe 350 Index Fund	833,601

TOTAL INVESTMENT COMPANIES (Cost $27,724,193)		$29,599,932

Face Amount		Value
SHORT TERM INVESTMENTS - 15.9%

	Federal Home Loan Bank Discount
$5,000,000	Note, 2.17%, 01/28/2005	$4,982,519

TOTAL SHORT TERM INVESTMENTS (Cost $4,982,519)		$4,982,519

TOTAL INVESTMENTS - 110.5%
(Cost $32,706,712)		$34,582,451
Other Assets in Excess of Liabilities - (10.5%)		-3,297,285
TOTAL NET ASSETS - 100.0%		$31,285,166

Percentages are stated as a percent of net assets.

U.S. Government Money Market Fund
Schedule of Investments (Unaudited)
November 30, 2004

Face Amount		Value
SHORT TERM INVESTMENTS - 101.8%

$13,900,000	Federal Home Loan Bank
	Discount Note 2.17%
	01/28/2005	$13,851,404

	TOTAL U.S. GOVERNMENT
	AGENCY OBLIGATIONS
	(Cost $13,851,404)	13,851,404

	TOTAL INVESTMENTS - 101.8%
	(Cost $13,851,404)	$13,851,404
	Other Assets in Excess of Liabilities - (1.8%)	(239,144)
	TOTAL NET ASSETS - 100.0%	$13,612,260

Percentages are stated as a percent of net assets.

HCM Freedom Fund
Schedule of Investments (Unaudited)
November 30, 2004

No schedule of investments, non-operational fund.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Potomac Funds

By (Signature and Title)   /s/ Daniel D. O'Neill
Daniel D. O’Neill, President and CEO

Date  January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Daniel D. O'Neill
Daniel D. O’Neill, President and CEO

Date_ January 28, 2005

By (Signature and Title)*   /s/ Timothy P. Hagan
Timothy P. Hagan, Chief Financial Officer

Date January 26, 2005
* Print the name and title of each signing officer under his or her signature.